Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0001853070
Registrant Name	VOLATO GROUP, INC.
Registration File Number	333-292132
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A